SCHEDULE OF OTHER RECEIVABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Beginning balance	$ 2,089,921	$ 1,034,690
Change during the period	(1,296,676)	1,189,020
Foreign currency translation adjustment	(14,799)	(133,789)
Ending balance	$ 778,446	$ 2,089,921